Income Tax (Expense) Recovery - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2014 USD ($)
Income Tax Disclosure [Abstract]
Balance of unrecognized tax benefits as at January 1, 2015	$ 20,335
Increase for positions related to the current period	1,802
Decrease related to statute of limitations	(1,447)
Balance of unrecognized tax benefits as at June 30, 2015	$ 20,690